Related party balances and transactions (Related party transactions) (Procurement of goods and receiving services) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Other purchases	¥ 570	¥ 506	¥ 446
HIPDC [member]
Disclosure of transactions between related parties [line items]
Technical services and engineering contracting services	0	7	0
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Other purchases	46,627	260	716
Technical services and engineering contracting services	1,776,442	1,121,516	1,024,369
Purchase of coal and transportation services	32,623,831	23,873,672	19,945,752
Purchase of equipment	52,802	176,506	294,372
Purchase of heat	61,080	69,527	52,791
Joint ventures of the Group [member]
Disclosure of transactions between related parties [line items]
Purchase of coal and transportation services	835,462	1,798,673	2,054,209
Entrusting other parties for power generation	0	10,127	28,953
Associates of the Group [member]
Disclosure of transactions between related parties [line items]
Other purchases	529	36,826	27,732
Technical services and engineering contracting services	0	3,812	0
Purchase of coal and transportation services	181,479	0	0
Purchase of equipment	¥ 38,387	¥ 0	¥ 0